Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortisation charge related to write off of assets	£ 400
Internally Developed Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Amortisation charge related to write off of assets		£ 62